UNIFIED SERIES TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

January 2, 2024

Securities & Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re: Unified Series Trust (“Registrant”) (SEC File Nos. 811-21237 and 333-100654)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectuses and Statements of Additional Information with respect to the Fisher Investments Institutional Group All Foreign Equity Environmental and Social Values Fund, the Fisher Investments Institutional Group U.S. Small Cap Equity Fund, and the Fisher Investments Institutional Group U.S. Large Cap Equity Environmental and Social Values Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 572 to the Registration Statement, and (2) the text of Post-Effective Amendment No. 572 has been filed electronically.

If you have any questions or would like further information, please contact me at (513) 346-3324.

Sincerely,

/s/ Elisabeth Dahl

Elisabeth Dahl

Secretary